Stockholders' Equity (Deficiency) (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2014	Apr. 30, 2014
Stockholders' Equity (Deficiency) [Abstract]
Schedule of Assets Acquired and Liabilities Assumed	The assets acquired and liabilities assumed from the publicly-held company were as follows:

Cash and cash equivalents	$337
Liabilities assumed	(21,206)
Net	$(20,869)

Schedule of Warrants Activity

A summary of the Company's warrant activity during the three months ended July 31, 2014 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, April 30, 2014	23,144,005	$0.31
Granted	8,714,519	0.19
Exercised	-
Forfeited	-
Expired	-
Balance Outstanding, July 31, 2014	31,858,524	$0.27	4.9	$-

Exercisable, July 31, 2014	31,858,524	$0.27	4.9	$-

A summary of the Company's warrant activity during the year ended April 30, 2014 is presented below:

		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, April 30, 2013	9,090,292	$0.46
Granted	18,325,553	0.26
Exercised	(4,231,840)	0.19
Forfeited	(40,000)	0.50
Expired	-
Balance Outstanding, April 30, 2014	23,144,005	$0.31	4.6	$-

Exercisable, April 30, 2014	18,249,528	$0.31	4.6	$-

Stock Incentive Plan and Stock Option Grants to Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used In Valuing Stock Options

The following table summarizes the assumptions the Company utilized to record compensation expense for stock options granted to employees during the year ended April 30, 2014 the four months ended April 30, 2013, and during the year ended December 31, 2012:

	April 30,	April 30,	December 31,
Assumptions	2014	2013	2012
Expected life (years)	3.3	3.5 - 3.75	2.5 - 3.8
Expected volatility	45.0%	46.3%- 46.5%	44.2% - 50.9%
Weighted-average volatility	45.0%	46.5%	49.0%
Risk-free interest rate	0.38%	.36%-.44%	0.31% - 0.60%
Dividend yield	0.00%	0.00%	0.00%
Expected forfeiture rate	n/a	3.9%	1.7%

Schedule of Stock Option Activity

A summary of the Company's stock option activity for employees and directors during the quarter ended July 31, 2014 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, April 30, 2014	10,476,412	$0.35
Granted	-
Exercised	-
Forfeited	(10,000)
Expired	-
Balance Outstanding, July 31, 2014	10,466,412	$0.23	3.5	$-

Exercisable, July 31, 2014	5,082,712	$0.27	3.4	$-

A summary of the Company's stock option activity for employees and directors during the year ended April 30, 2014 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, April 30, 2013	7,344,381	$0.35
Granted	3,778,711	$0.25
Exercised	-
Forfeited	(646,680)	$0.35
Expired	-
Balance Outstanding, April 30, 2014	10,476,412	$0.35	4.0	$-

Exercisable, April 30, 2014	2,050,332	$0.35	3.8	$-

Stock Option Grants to Non-Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity

A summary of the Company's stock option activity for non-employees during the three months ended July 31, 2014 is presented below:

		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, April 30, 2014	270,000	$0.35
Granted	-
Exercised	-
Forfeited	(50,000)	$0.19
Expired	-
Balance Outstanding, July 31, 2014	220,000	$0.30	2.8	2.8

Exercisable, July 31, 2014	73,333	$0.30	2.8	2.8

A summary of the Company's stock option activity for non-employees during the year ended April 30, 2014 is presented below:

		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, April 30, 2013	270,000	$0.35
Granted	-	$-
Exercised	-
Forfeited	-
Expired	-
Balance Outstanding, April 30, 2014	270,000	$0.35	4.0	$-

Exercisable, April 30, 2014	-	N/A	N/A	N/A